Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2025 Fund	Apr. 30, 2021
LifePath Dynamic 2025 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.35%
5 Years	9.18%
10 Years	7.46%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Investor A Shares
Average Annual Return:
1 Year	6.69%
5 Years	8.22%
10 Years	6.65%
Investor C Shares
Average Annual Return:
1 Year	10.76%
5 Years	8.53%
10 Years	6.57%
Institutional Shares
Average Annual Return:
1 Year	12.87%
5 Years	9.65%
10 Years	7.50%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.72%
5 Years	7.82%
10 Years	6.07%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.70%
5 Years	6.92%
10 Years	5.52%
Class R Shares
Average Annual Return:
1 Year	12.44%
5 Years	9.18%
10 Years	6.99%